Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001074952
Registrant Name	Nuveen California Quality Municipal Income Fund
Registration File Number	333-289350
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A